Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
	March 31, 2022	December 31, 2021
Operating lease right-of-use assets	$3,094,573	$3,192,604
Lease liabilities, current portion	595,039	613,696
Lease liabilities, long-term	2,542,790	2,607,862
Total operating lease liabilities	$3,137,829	$3,221,558
Weighted-average remaining lease term (months)	54	59
Weighted average discount rate	4.29%	4.29%

Schedule of maturities of operating lease liabilities
Year Ending December 31,	Amount
2022 – remaining	$524,519
2023	738,690
2024	753,868
2025	747,860
2026	495,994
Thereafter	212,580
Total	3,473,511
Less: imputed interest	(335,682)
Total operating lease liabilities	$3,137,829

Schedule of maturities of finance lease liabilities
Year Ending December 31,	Amount
2022 – remaining	$137,882
2023	184,711
2024	168,254
2025	161,487
2026	161,487
Thereafter	166,688
Total payments	980,509
Less: amount representing interest	(138,235)
Present value of minimum finance lease payments	$842,274